Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Greenpro Capital Corp.
Entity Central Index Key	0001597846
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Entity Filer Category	Smaller Reporting Company